Related Party Transactions Related Party - Affiliated Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Affiliated revenues	$ 377	$ 417	$ 965